SCHEDULE OF EFFECTIVE TAX RATES RECONCILIATION (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income taxes			$ (30,508)	$ (30,333)	$ (32,601)
Expected tax benefit			$ (5,797)	$ (5,763)	$ (6,087)
Expected tax benefit			(19.00%)	(19.00%)	(18.70%)
Costs included in R&D tax credit			$ 2,255	$ 4,070
Costs included in R&D tax credit			7.40%	13.40%	0.00%
Non-taxable income			$ (846)	$ (1,299)
Non-taxable income			(2.80%)	(4.30%)	0.00%
Foreign tax differential			$ (248)	$ 69	$ 4
Foreign tax differential			(0.80%)	0.20%	0.00%
Change in valuation allowance			$ 4,504	$ 3,111	$ 6,057
Change in valuation allowance			14.80%	10.30%	18.60%
Other			$ 119	$ (188)	$ 26
Other			0.40%	(0.60%)	(0.10%)
Income tax benefit	$ 11		$ (13)
Income tax benefit			0.00%	0.00%	0.00%